Goodwill and Intangible assets	12 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible assets
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. Goodwill and Intangible assets
Goodwill arising from a business combination is not amortized but is tested for impairment. The Bank tests goodwill of each separate reporting unit by initially qualitatively assessing whether events and circumstances indicate that it is more likely than not that a reporting unit’s fair value is less than its carrying amount. If such assessment indicates fair value is not less than the carrying value, the reporting unit is deemed not to be impaired and no further analysis is required. If it is more likely than not that fair value of the reporting unit is below its carrying value, a quantitative test is then performed. During the fiscal year ended March 31, 2024, the carrying amount of goodwill increased by Rs. 1,628,148.5 million as a result of the merger of eHDFC Group with HDFC Bank. On March 19, 2024, following the sale of HDFC Credila Financial Services Limited, goodwill amounting to Rs. 73,576.1 million was derecognized. We examined the goodwill that had arisen on acquisition of erstwhile Centurion Bank of Punjab (“eCBoP”) and eHDFC for possible impairment as of March 31, 2025. There were no changes in the carrying amount of goodwill of eCBoP Rs. 74,937.9 million and of eHDFC Rs. 1,554,572.4
m
illion
for the fiscal year ended March 31, 2025. No impairment charges were recorded against goodwill during the period. Accordingly, the carrying amount of goodwill was Rs.1,629,510.3 million (US$ 19,074.2 million) as on March 31, 2025.
The following table represents the changes in the carrying amount of goodwill reported in the consolidated balance sheets for the year ended March 31, 2024 and March 31, 2025:

	As of March 31, 2024
	Retail Banking		Wholesale Banking		Treasury Services		Insurance Services		Others		Total
	(In millions)
Balance, March 31, 2023	Rs.	74,937.9	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	74,937.9
Goodwill on acquisition during the year		368,079.6		71,617.3		—		959,080.0		229,371.6		1,628,148.5
Less: Goodwill Derecognised on disposal during the year		—		—		—		—		73,576.1		73,576.1

Balance, March 31, 2024	Rs.	443,017.5	Rs.	71,617.3	Rs.	—	Rs.	959,080.0	Rs.	155,795.5	Rs.	1,629,510.3

	As of March 31, 2025
	Retail Banking		Wholesale Banking		Treasury Services		Insurance Services		Others		Total		Total
			(In millions)
Balance as at March 31, 2024	Rs.	443,017.5	Rs.	71,617.3	Rs.	—	Rs.	959,080.0	Rs.	155,795.5	Rs.	1,629,510.3	US$	19,074.2
Goodwill on acquisition during the year		—		—		—		—		—		—		—
Less: Goodwill Derecognised on disposal during the year		—		—		—		—		—		—		—

Balance at March 31, 2025	Rs.	443,017.5	Rs.	71,617.3	Rs.	—	Rs.	959,080.0	Rs.	155,795.5	Rs.	1,629,510.3	US$	19,074.2

Intangible assets, net, consists of the following:

	As of,
	March 31, 2024		March 31, 2025		March 31, 2025
	(Rs. in millions)
Brand	Rs.	742,230.7	Rs.	742,230.7	US$	8,688.1
Investment management contract		369,785.6		369,785.6		4,328.5
Value of business acquired		221,738.5		221,738.5		2,595.6
Distribution network		50,570.8		50,570.8		592.0
Customer Relationship		29,874.9		29,874.9		349.6
Transferable Development Rights		3,117.7		3,117.7		36.5
Intangible Assets		1,417,318.2		1,417,318.2	US$	16,590.3
Less: Accumulated amortization		21,201.0		46,438.2		543.5

Total intangible assets, net	Rs.	1,396,117.2	Rs.	1,370,880.0	US$	16,046.8

(*)
All the above intangible assets excluding Brand and Investment Management Contract are subject to amortization. Further, intangible assets on the acquisition date included Brand amounting to Rs.
8,527.5 million (US $ 99.9 million) and Distribution network amounting to Rs. 8,972.4 million (US $ 105.0 million) pertaining to HDFC Credila Financial Services Limited which is classified as held for sale as on date of acquisition. These have been derecognized following the divestment of stake on March 19, 2024.

Amortization expense related to intangible assets was Rs. 21,201.0 million and Rs. 25,237.2 million for the year ended March 31, 2024 and March 31, 2025 respectively. These amounts are included in
Non-Interest
Expense - Amortization of intangible assets in the consolidated financial statements.
At March 31, 2025, the expected future amortization of finite-lived intangible assets is as follows:

	As of March 31, 2025
	(in millions)
Fiscal year ending March 31:
2026	Rs.	17,983.1	US$	210.5
2027		16,152.7		189.1
2028		14,504.0		169.8
2029		13,541.9		158.5
2030		5,120.9		59.9
Thereafter		176,979.0		2,071.6

Total	Rs.	244,281.6	US$	2,859.4